BUSINESS ACQUISITION	12 Months Ended
Feb. 28, 2026
BUSINESS ACQUISITION
BUSINESS ACQUISITION

3.           BUSINESS ACQUISITION

Business acquisitions in fiscal year 2026:

In May 2025, the Company won a bid in a bankruptcy auction held under Chapter 11 of the U.S. Bankruptcy Code, and acquired core business (“Epic”) formerly owned by Epic! Creations, Inc., with total consideration of approximately $95,518. The acquisition was closed on May 27, 2025, and Epic’s business was consolidated into the Group’s financial statements from the date onward.

The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The allocation of the purchase price is summarized as of May 27, 2025 as follows:

US$
Net assets acquired	$973
Amortizable intangible assets
User base	13,000
Copyright	20,000
Non-amortizable intangible assets
Tradename	16,000
Goodwill	45,545
Purchase consideration	$95,518

The acquired amortizable intangible assets had a weighted-average amortization period of 8.4 years. Goodwill arising from the acquisition of Epic was attributable to the benefit of expected synergies, revenue growth and future market development as of the date of acquisition. Goodwill arising from the acquisition is expected to be deductible for tax purposes.

Results of operations attributable to the acquisition of Epic and pro forma results of operations for the acquisition of Epic have not been presented because they are not material to the consolidated statements of operations and comprehensive income / (loss).